UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one.):      [  ] is a restatement.
               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jolley Asset Management, LLC
Address:  210 Bryant Street
                  Suite A
                  Rocky Mount, NC  27804


Form 13F File Number:  28- _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, And that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of Behalf of Reporting Manager:

Name:   Frank Jolley
Title:     President
Phone: (252)451-1450

Signature, Place, and Date of Signing:

________________________       __Rocky Mount, NC___      12/31/2012
      [Signature]        [City, State]                     [Date]


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINTION REPORT. (Check here if all holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:                 $101460
                 (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2651    28549 SH       Sole                    28549
AVX Corp.                      COM              002444107     3034   281447 SH       Sole                   281447
Abbott Laboratories            COM              002824100     1507    23004 SH       Sole                    23004
Altria Group, Inc.             COM              022095103       53     1670 SH       Sole                     1670
Applied Materials, Inc.        COM              038222105     2356   205924 SH       Sole                   205924
Archer Daniels Midland         COM              039483102     3215   117371 SH       Sole                   117371
Auto Data Processing           COM              053015103       65     1133 SH       Sole                     1133
BB&T Corporation               COM              054937107       10      345 SH       Sole                      345
BP PLC                         COM              055622104       25      589 SH       Sole                      589
Bank of America Corp           COM              060505104       32     2770 SH       Sole                     2770
Berkshire Hathaway B           COM              084670702       33      370 SH       Sole                      370
Bristol-Myers Squibb           COM              110122108       28      862 SH       Sole                      862
Callaway Golf Company          COM              131193104      325    50000 SH       Sole                    50000
Campbell Soup Co.              COM              134429109     2586    74107 SH       Sole                    74107
Capital One Financial          COM              14040H105       42      726 SH       Sole                      726
Caterpillar, Inc.              COM              149123101       54      600 SH       Sole                      600
Charles Schwab & Co            COM              808513105     3043   211932 SH       Sole                   211932
Chesapeake Energy              COM              165167107        6      350 SH       Sole                      350
Chevron Corp                   COM              166764100     1341    12398 SH       Sole                    12398
Cisco Systems, Inc.            COM              17275R102     2806   142814 SH       Sole                   142814
Coca Cola Bottling Consolidate COM              191098102       14      206 SH       Sole                      206
Coca-Cola Co.                  COM              191216100     2619    72261 SH       Sole                    72261
Colgate Palmolive              COM              194162103      126     1210 SH       Sole                     1210
ConocoPhillips                 COM              20825C104     2570    44325 SH       Sole                    44325
Corning Inc                    COM              219350105        1      100 SH       Sole                      100
Deere & Company                COM              244199105        4       50 SH       Sole                       50
Delta Apparel Co.              COM              247368103       28     2000 SH       Sole                     2000
Devon Energy                   COM              25179m103        5      100 SH       Sole                      100
Duke Energy                    COM              26441c105      290     4551 SH       Sole                     4551
E.I. du Pont de Nemours and Co COM              263534109     2826    62833 SH       Sole                    62833
EMC Corporation                COM              268648102       20      780 SH       Sole                      780
Edison International           COM              281020107        9      190 SH       Sole                      190
Eli Lilly & Company            COM              532457108       50     1020 SH       Sole                     1020
Emerson Electric Co.           COM              291011104      380     7172 SH       Sole                     7172
Express Scripts Holding Co.    COM              30219g108       23      432 SH       Sole                      432
Exxon-Mobil Corp               COM              30231g102     1346    15552 SH       Sole                    15552
Fiserv, Inc.                   COM              337738108        9      109 SH       Sole                      109
General Electric               COM              369604103     3572   170195 SH       Sole                   170195
General Mills Inc.             COM              370334104       51     1250 SH       Sole                     1250
Glaxo Smithkline ADS           COM              37733W105     2271    52235 SH       Sole                    52235
Google, Inc.                   COM              38259p508     3243     4585 SH       Sole                     4585
Home Depot Inc                 COM              437076102       40      643 SH       Sole                      643
Honeywell Int.                 COM              438516106       11      175 SH       Sole                      175
IBM Corp                       COM              459200101       73      380 SH       Sole                      380
Intel Corp                     COM              458140100       48     2328 SH       Sole                     2328
JPMorgan Chase & Co.           COM              46625H100     2978    67738 SH       Sole                    67738
Johnson & Johnson              COM              478160104     2567    36616 SH       Sole                    36616
Kimberly Clark Corp            COM              494368103       19      225 SH       Sole                      225
Kraft Foods Group              COM              50076Q106       19      417 SH       Sole                      417
Lincoln National Corp          COM              534187109        3      108 SH       Sole                      108
Lowe's Companies               COM              548661107       11      320 SH       Sole                      320
McDonald's Corp                COM              580135101       44      500 SH       Sole                      500
Merck & Co. Inc                COM              58933y105       61     1499 SH       Sole                     1499
MetLife, Inc.                  COM              59156r108     3175    96400 SH       Sole                    96400
Microsoft Corp.                COM              594918104     2685   100520 SH       Sole                   100520
Mondelez Intl Inc.             COM              609207105       32     1254 SH       Sole                     1254
Mosaic Co.                     COM              61945c103     2691    47524 SH       Sole                    47524
National Fuel Gas              COM              636180101     3349    66070 SH       Sole                    66070
Nestle SA ADR                  COM              641069406      967    14845 SH       Sole                    14845
Newmont Mining Corp            COM              651639106     2863    61640 SH       Sole                    61640
NextEra Energy, Inc.           COM              65339f101       18      260 SH       Sole                      260
Norfolk Southern Corp          COM              655844108       74     1200 SH       Sole                     1200
Novartis AG                    COM              66987V109     2886    45600 SH       Sole                    45600
Old Republic Intl Corp         COM              680223104        2      212 SH       Sole                      212
Oracle Corp.                   COM              68389x105       40     1200 SH       Sole                     1200
Pepsico Inc                    COM              713448108      471     6877 SH       Sole                     6877
Pfizer Inc.                    COM              717081103     3438   137089 SH       Sole                   137089
Philip Morris Int'l Inc.       COM              718172109      111     1327 SH       Sole                     1327
Piedmont Nat'l Gas Co.         COM              720186105       31      980 SH       Sole                      980
Potash Cp                      COM              73755L107      610    15000 SH       Sole                    15000
PowerShares 3X Inverse JGB     COM              25154p188       19     1000 SH       Sole                     1000
PowerShares Int'l Div Achiever COM              73935x716      276    17415 SH       Sole                    17415
PowerShs Inverse JGB Future    COM              25154p170      586    30000 SH       Sole                    30000
ProShs Ultra Sht Leh 20 yr Tre COM              74347b201       19      300 SH       Sole                      300
Procter & Gamble               COM              742718109     2643    38937 SH       Sole                    38937
Prudential Financial, Inc.     COM              744320102        9      170 SH       Sole                      170
Reynolds American              COM              761713106        8      200 SH       Sole                      200
Roche Holdings Ltd             COM              771195104     1204    23845 SH       Sole                    23845
Royal Bank of Canada           COM              780087102      173     2872 SH       Sole                     2872
Royal Dutch Shell A            COM              780259206      564     8185 SH       Sole                     8185
Royal Dutch Shell B            COM              780259107      503     7092 SH       Sole                     7092
Rydex Russell Top 50 ETF       COM              78355w205       23      220 SH       Sole                      220
SPDR Gold Trust                COM              78463v107       32      195 SH       Sole                      195
SPDR S&P Pharmaceuticals       COM              78464a722       45      800 SH       Sole                      800
SPDR Tr S&P Dividend           COM              78464a763       59     1010 SH       Sole                     1010
Schlumberger LTD               COM              806857108     2689    38802 SH       Sole                    38802
Sirius Satellite Radio         COM              82967n108       13     4600 SH       Sole                     4600
Sprint Nextel Co.              COM              852061100        2      425 SH       Sole                      425
Sysco Corporation              COM              871829107     2954    93291 SH       Sole                    93291
Targacept, Inc                 COM              87611R306        2      500 SH       Sole                      500
Texas Instruments              COM              882508104        9      300 SH       Sole                      300
The GDL Fund                   COM              361570104      158    13855 SH       Sole                    13855
The Southern Co                COM              842587107       13      300 SH       Sole                      300
Total S.A. France Adr          COM              89151e109      219     4215 SH       Sole                     4215
Ultra Short Russell 2000       COM              74348a202       43     1700 SH       Sole                     1700
UltraShort MidCap400           COM              74347x211       30     1200 SH       Sole                     1200
Unilever PLC Adr               COM              904767704       11      280 SH       Sole                      280
United Parcel Service          COM              911312106     2840    38513 SH       Sole                    38513
Vanguard Emerging Market       COM              922042858      637    14300 SH       Sole                    14300
Vanguard European ETF          COM              922042874       85     1745 SH       Sole                     1745
Verizon Comm                   COM              92343v104       26      600 SH       Sole                      600
Wal-Mart Stores                COM              931142103     3957    57997 SH       Sole                    57997
Walt Disney Co.                COM              254687106       27      540 SH       Sole                      540
Waste Management, Inc.         COM              94106L109     3406   100960 SH       Sole                   100960
Wells Fargo & Co               COM              949746101       35     1035 SH       Sole                     1035
WisdomTree Int'l Small Cap Div COM              97717w760      101     1930 SH       Sole                     1930
WisdomTree Japan Total Dividen COM              97717w851      922    25000 SH       Sole                    25000
YUM! Brands, Inc.              COM              988498101       25      380 SH       Sole                      380
Yahoo, Inc.                    COM              984332106     3635   182660 SH       Sole                   182660
iShares Rus 2000 Gr            COM              464287617      120     1825 SH       Sole                     1825
iShares Russell 2000  Value In COM              464287630      326     4320 SH       Sole                     4320
iShares S&P Global 100         COM              464287572       16      245 SH       Sole                      245
iShr Russell 2000 Index        COM              464287655      323     3835 SH       Sole                     3835
iShs MSCI EAFE Fund            COM              464287465      430     7561 SH       Sole                     7561
PNC Financial Services Wts     WT               693475121      257    29916 SH       Sole                    29916
